Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	17,851,863	15,864,360	12,178,424
Common stock, shares outstanding	17,851,863	15,864,360	12,178,424